CAPITAL MANAGEMENT - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2020 ZAR (R)	Dec. 31, 2018 ZAR (R)
Bottom of Range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest coverage ratio	0.25
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Debt ratio	0.50
Committed revolving credit facility (RCF) [member] | Guarantee Ekurhuleni Local Municipality [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities			R 125
Uncommitted revolving credit facility (RCF) [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings, maturity	September 14, 2022
Uncommitted revolving credit facility (RCF) [member] | Bottom of Range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities		R 200
Increase (decrease) to interest rate margin	2.75%
Uncommitted revolving credit facility (RCF) [member] | Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn Borrowing Facilities		R 300
Increase (decrease) to interest rate margin	3.25%